Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of noncurrent financial investments

Non-current financial investments
	At 31 December
(in USD million)	2025	2024
Bonds	2,379	2,090
Listed equity securities	3,796	2,947
Non-listed equity securities	663	579

Financial investments	6,839	5,616

Schedule of prepayments and financial receivables

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2025	2024

Interest-bearing receivables	748	919
Prepayments and other non-interest-bearing receivables	1,326	1,261
Assets classified as held for sale1)	—	(801)

Prepayments and financial receivables	2,073	1,379
1) For assets reclassified to held for sale, see note 6 Acquisitions and disposals

Current prepayments and financial receivables
	At 31 December
(in USD million)	2025	2024

Interest-bearing financial receivables and accrued interest	256	614
Collateral receivables1, 2)	2,470	4,254
Total current financial receivables	2,726	4,868

Prepayments and other non-financial receivables	1,159	1,216

Prepayments and financial receivables	3,885	6,084

1) Collateral receivables are mainly related to cash paid as security for counterparties credit exposure towards Equinor.
2) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.

Schedule of current financial investments

Current financial investments
	At 31 December
(in USD million)	2025	2024

Time deposits	10,390	9,715
Interest-bearing securities	3,907	5,620

Financial investments	14,297	15,335